Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 1 — Summary of Significant Accounting Policies

Basis of consolidation

The consolidated financial statements include the accounts of PAR Technology Corporation and its subsidiaries (ParTech, Inc., PAR Springer-Miller Systems, Inc., PixelPoint ULC, PAR Government Systems Corporation, Rome Research Corporation, Ausable Solutions, Inc., and PAR Logistics Management Systems Corporation), collectively referred to as the “Company.” All significant intercompany transactions have been eliminated in consolidation.

During the fourth quarter of fiscal year 2011, the Company entered into a definitive agreement to sell substantially all of the assets of its Logistics Management business, PAR Logistics Management Systems Corporation (LMS) to ORBCOMM Inc., including but not limited to assets such as accounts receivable, inventory, equipment, intellectual property and LMS’s customer contracts.  This transaction closed on January 12, 2012.  The results of operations of LMS fiscal year 2011 have been recorded as discontinued operations in accordance with Accounting Standards Codification (ASC) 205-20, Presentation of Financial Statements – Discontinued Operations.  All prior period amounts have been reclassified to conform to the current period presentation.  Refer to Note 2 “Discontinued Operations” and Note 15 “Subsequent Events” in the Notes to the Consolidated Financial Statements for further discussion.

Revenue recognition

Product revenues consist of sales of the Company’s standard point-of-sale and property management systems of the Hospitality segment. Product revenues include both hardware and software sales.  The Company also records service revenues relating to its standard point-of-sale and property management systems of the Hospitality segment.

Hardware

Revenue recognition on hardware sales occurs upon delivery to the customer site (or when shipped for systems that are not installed by the Company) when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is reasonably assured.

Software

Revenue recognition on software sales generally occurs upon delivery to the customer site (or when shipped for systems that are not installed by the Company), when persuasive evidence of an arrangement exists, delivery has occurred, the price is fixed or determinable, and collectability is probable.  For software sales where the Company is the sole party that has the proprietary knowledge to install the software, revenue is recognized upon installation and when the system is ready to go live.

Service

Service revenue consists of installation and training services, support maintenance, and field and depot repair.  Installation and training service revenue are based upon standard hourly/daily rates and revenue is recognized as the services are performed.  Support maintenance and field and depot repair are provided to customers either on a time and materials basis or under a maintenance contract.  Services provided on a time and materials basis are recognized as the services are performed.  Service revenues from maintenance contracts are recorded as deferred revenue when billed to the customer and are recognized ratably over the underlying contract period.

The individual product and service offerings that are included in arrangements with our customers are identified and priced separately to the customer based upon the stand alone price for each individual product or service sold in the arrangement irrespective of the combination of products and services which are included in a particular arrangement.  As such, the units of accounting are based on each individual product and service sold, and revenue is allocated to each element based on vendor specific objective evidence (VSOE) of fair value.  VSOE of fair value for each individual product and service is based on separate individual prices of these products and services. The sales price used to establish fair value is the sales price of the element when it is sold individually in a separate arrangement and not as a separate element in a multiple element arrangement.

Contracts

The Company’s contract revenues generated by the Government segment result primarily from contract services performed for the U.S. Government under a variety of cost-plus fixed fee, time-and-material, and fixed-price contracts.  Revenue on cost-plus fixed fee contracts is recognized based on allowable costs for labor hours delivered, as well as other allowable costs plus the applicable fee.  Revenue on time and material contracts is recognized by multiplying the number of direct labor hours delivered in the performance of the contract by the contract billing rates and adding other direct costs as incurred.  Revenue from fixed-price contracts is recognized as labor hours are delivered which approximates the straight-line basis of the life of the contract. The Company’s obligation under these contracts is to provide labor hours to conduct research or to staff facilities with no other deliverables or performance obligations.  Anticipated losses on all contracts are recorded in full when identified.  Unbilled accounts receivable are stated in the Company’s consolidated financial statements at their estimated realizable value.  Contract costs, including indirect expenses, are subject to audit and adjustment through negotiations between the Company and U.S. Government representatives.

Statement of cash flows

For purposes of reporting cash flows, the Company considers all highly liquid investments, purchased with a remaining maturity of three months or less, to be cash equivalents.

Accounts receivable – Allowance for doubtful accounts

Allowances for doubtful accounts are based on estimates of probable losses related to accounts receivable balances.  The establishment of allowances requires the use of judgment and assumptions regarding probable losses on receivable balances.

Inventories

The Company’s inventories are valued at the lower of cost or market, with cost determined using the first-in, first-out (FIFO) method.  The Company uses certain estimates and judgments and considers several factors including product demand, changes in customer requirements and changes in technology to provide for excess and obsolescence reserves to properly value inventory.

Property, plant and equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets, which range from three to twenty-five years.  Expenditures for maintenance and repairs are expensed as incurred.

Other assets

Other assets consist of cash surrender value of life insurance related to the Company’s Deferred Compensation Plan.

Income taxes

The provision for income taxes is based upon pretax earnings with deferred income taxes provided for the temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The Company records a valuation allowance when necessary to reduce deferred tax assets to their net realizable amounts.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Other long-term liabilities

Other long-term liabilities represent amounts owed to certain employees who are participants in the Company’s Deferred Compensation Plan.

Foreign currency

The assets and liabilities for the Company’s international operations are translated into U.S. dollars using year-end exchange rates. Income statement items are translated at average exchange rates prevailing during the year. The resulting translation adjustments are recorded as a separate component of shareholders’ equity under the heading Accumulated Other Comprehensive Loss.  Exchange gains and losses on intercompany balances of a long-term investment nature are also recorded as a translation adjustment and are included in Accumulated Other Comprehensive Income (Loss).  Foreign currency transaction gains and losses are recorded in other income in the accompanying statements of operations.

Other income

The components of other income for the three years ending December 31 are as follows:

	Year ended December 31
	(in thousands)
	2011	2010	2009

Foreign currency gains / (loss)	$(454)	$145	$(19)
Rental income-net	191	131	191
Other	466	364	(7)
	$203	$640	$165

Identifiable intangible assets

The Company capitalizes certain costs related to the development of computer software sold by its Hospitality segment. Software development costs incurred prior to establishing technological feasibility are charged to operations and included in research and development costs.  Software development costs incurred after establishing feasibility (as defined within ASC 985-20) are capitalized and amortized on a product-by-product basis when the product is available for general release to customers.  Annual amortization, charged to cost of sales when the product is available for general release to customers, is computed using the greater of (a) the straight-line method over the remaining estimated economic life of the product, generally three to five years or (b) the ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues for that product.  Amortization of capitalized software costs amounted to $465,000, $767,000, and $656,000 in 2011, 2010, and 2009, respectively.

The Company acquired identifiable intangible assets in connection with its acquisitions in prior years.  Amortization of identifiable intangible assets amounted to $840,000 in 2011, $939,000 in 2010 and $1,337,000 in 2009.

The components of identifiable intangible assets, including capitalized internal software development costs are:

	December 31,
	(in thousands)
	2011	2010

Acquired and internally developed software costs	$17,902	$12,161
Customer relationships	4,519	4,519
Trademarks (non-amortizable)	2,100	2,750
Other	690	620
	25,211	20,050
Less accumulated amortization	(9,323)	(9,661)
	$15,888	$10,389

The future amortization of these intangible assets is as follows (in thousands):

2012	$2,802
2013	2,267
2014	2,243
2015	1,961
2016	1,961
Thereafter	2,554
$13,788

In conjunction with its quarterly financial close process for the second quarter of 2011, the Company reevaluated its indefinite lived intangibles and determined that two of its trade names within its Hospitality segment should no longer be considered to have indefinite lives.  This determination was made after consideration of the Company’s planned use of these trade names in future periods.  As such, the Company utilized the royalty method to estimate the fair values of the two specific trade names in question as of June 30, 2011.  As a result of this estimate, the Company recorded an impairment charge of $580,000 during the quarter ended June 30, 2011.

In addition, the Company has elected to test for impairment of indefinite lived intangible assets during the fourth quarter of its fiscal year.  There was no additional impairment of identifiable intangible assets in 2011 other than as noted above, nor was there any impairment identified in fiscal years 2010 or 2009.

Stock-based compensation

The Company recognizes all stock-based compensation to employees, including grants of employee stock options and restricted stock awards, in the financial statements as compensation cost over the vesting period using an accelerated expense recognition method, based on their fair value on the date of grant.

Earnings per share

Basic earnings per share are computed based on the weighted average number of common shares outstanding during the period.  Diluted earnings per share reflect the dilutive impact of outstanding stock options and restricted stock awards.

The following is a reconciliation of the weighted average shares outstanding for the basic and diluted earnings per share computations (in thousands, except share and per share data):

	2011	2010	2009
Income (loss) from continuing operations	$(13,360)	$4,967	$(5,043)
Basic:
Shares outstanding at beginning of year	14,909	14,677	14,471
Weighted shares issued during the year	91	145	76
Weighted average common shares, basic	15,000	14,822	14,547
Earnings (loss) from continuing operations per common share, basic	$(0.89)	$.34	$(.35)
Diluted:
Weighted average common shares, basic	15,000	14,822	14,547
Weighted average shares issued during the year	—	57	—
Dilutive impact of stock options and restricted stock awards	—	129	—
Weighted average common shares, diluted	15,000	15,008	14,547
Earnings (loss) from continuing operations per common share, diluted	$(0.89)	$.33	$(.35)

At December 31, 2011, 22,000 of incremental shares from the assumed exercise of stock options and 27,000 restricted stock awards were not included in the computation of diluted earnings per share because of the anti-dilutive effect on earnings per share. At December 31, 2010, there were 295,000 anti-dilutive stock options outstanding.  At December 31, 2009, 245,000 of incremental shares from the assumed exercise of stock options and 26,000 restricted stock awards were not included in the computation of diluted earnings per share because of the anti-dilutive effect on earnings per share.

Goodwill

The Company tests goodwill for impairment on an annual basis, or more often if events or circumstances indicate there may be impairment.  The Company operates in two business segments, Hospitality and Government.  Goodwill impairment testing is performed at the sub-segment level (referred to as a reporting unit).  The three reporting units utilized by the Company are: Restaurant, Hotel/Resort/Spa, and Government. Goodwill is assigned to reporting units at the date the goodwill is initially recorded. Once goodwill has been assigned to reporting units, it no longer retains its association with a particular acquisition, and all of the activities within a reporting unit, whether acquired or organically grown, are available to support the value of the goodwill.  The amount outstanding for goodwill was $6.9 million, $27 million and $26.6 million at December 31, 2011, 2010 and 2009, respectively.

During the second quarter of 2011, the Company determined that as a result of the decline in the stock price that occurred during the second quarter, a goodwill impairment triggering event had occurred.  The fair value of the Company’s common shares declined from $4.60 per share at April 1, 2011 to $3.83 per share at June 30, 2011, resulting in the Company no longer being able to reconcile the aggregate fair value of its reporting units to its market capitalization after consideration of a reasonable control premium.  Although there was no significant adverse change to the long term financial outlook of any of its businesses, the Company concluded that a triggering event had occurred and as a result, performed additional analyses over the valuation of its reporting units in accordance with the relevant accounting rules, recording a non-cash impairment charge of $20.2 million to its goodwill in the second quarter of 2011.

In addition, the Company performs its annual impairment tests of goodwill as of October 1.  There was no additional impairment of goodwill in 2011 other than as noted above, nor was there any impairment identified in fiscal years 2010 or 2009.

The changes and carrying amounts of goodwill by reporting unit were as follows (in thousands):
	Restaurants	Hotel/Resort/Spa	Government	Total
Balances at December 31, 2009:
Goodwill	$11,953	$13,946	$736	$26,635
Accumulated impairment charges	─	─	─	─
Net balance at December 31, 2009:	11,953	13,946	736	26,635
Effects of foreign currency adjustments	319	─	─	319
Balances at December 31, 2010:
Goodwill	12,272	13,946	736	26,954
Accumulated impairment charges	─	─	─	─
Net balance at December 31, 2010:	12,272	13,946	736	26,954
Impairment charge	(12,433)	(7,830)	─	(20,263)
Effects of foreign currency adjustments	161	─	─	161
Balances at December 31, 2011:
Goodwill	12,433	13,946	736	$27,115
Accumulated impairment charges	(12,433)	(7,830)	─	(20,263)
Net balance at December 31, 2011	$ ─	$6,116	$736	$6,852

Accounting for impairment or disposal of long-lived assets

The Company evaluates the accounting and reporting for the impairment of long-lived assets and for long-lived assets to be disposed.  The Company will recognize impairment of long-lived assets or asset groups if the net book value of such assets exceeds the estimated future undiscounted cash flows attributable to such assets.  If the carrying value of a long-lived asset or asset group is considered impaired, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset or asset group for assets to be held and used, or the amount by which the carrying value exceeds the fair market value less cost to sell for assets to be sold.  No impairment was identified during 2011, 2010 or 2009.

Reclassifications

Amounts in prior years’ consolidated financial statements are reclassified whenever necessary to conform to the current year’s presentation.

During 2011, the Company changed the presentation of its accounts receivable and related deferred revenue for service contracts billed in advance, where the service period of the contracts did not begin until subsequent to the balance sheet date.  At December 31, 2011, the Company presented these amounts on a net basis instead of on a gross basis as the Company believes that net presentation better reflects the fact that the period of performance for the service contracts does not begin until after the balance sheet. The Company also changed the presentation as of December 31, 2010 to provide comparability with 2011.  The adjustments as of December 31, 2010 reduced both accounts receivable and deferred revenue by $6.5 million.  The Company concluded that the change in presentation was not material to the Company’s 2010 consolidated financial statements as it had no impact to its statements of operations, cash flows, working capital or debt covenant compliance in any of the periods noted within this annual report on Form 10-K.

Use of estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period.  Significant items subject to such estimates and assumptions include the carrying amount of property, plant and equipment, identifiable intangible assets and goodwill, and valuation allowances for receivables, inventories and deferred income tax assets. Actual results could differ from those estimates.

The current economic conditions and the continued volatility in the U.S. and in many other countries where the Company operates could contribute to decreased consumer confidence and continued economic uncertainty which may adversely impact the Company’s operating performance.  Although the Company has seen an improvement in the markets which it serves, the continued volatility in these markets could have an impact on purchases of the Company’s products, which could result in a reduction of sales, operating income and cash flows. This could have a material adverse effect on the Company’s business, financial condition and/or results of operations and could have a material adverse impact on the Company’s significant estimates discussed above, specifically the fair value of the Company’s reporting units used in support of its annual goodwill impairment test.

Recently Issued Accounting Pronouncements Not Yet Adopted

In September 2011, FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other: Testing Goodwill for Impairment, which amends FASB Topic ASC 350, Intangible Assets-Goodwill and Other. Under ASU No. 2011-08, an entity may elect the option to assess qualitative factors to determine whether it is necessary to perform the first step in the two-step impairment testing process. ASU No. 2011-08 is effective on January 1, 2012. The Company does not expect the adoption of ASU No. 2011-08 will have a material impact on its consolidated financial statements.

In May 2011, FASB issued ASU No. 2011-04, Amendment to Achieve Common Fair Value Measurement and Disclosure Requirements, in U.S. GAAP and International Financial Reporting Standards (IFRS), which amends FASB Topic ASC 820, Fair value measurement. ASU No. 2011-04 modifies the existing standard to include disclosure of all transfers between Level 1 and Level 2 asset and liability fair value categories. In addition, ASU No. 2011-04 provides guidance on measuring the fair value of financial instruments managed within a portfolio and the application of premiums and discounts on fair value measurements. ASU No. 2011-04 requires additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. ASU No. 2011-04 will be effective on January 1, 2012.  The Company does not expect adopting ASU No. 2011-04 will have a material impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In December 2010, FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350) (ASU 2010-28). Topic 350 is amended to clarify the requirement to test for impairment of goodwill.  Topic 350 has required that goodwill be tested for impairment if the carrying amount of a reporting unit exceeds its fair value.  Under ASU 2010-28, when the carrying amount of a reporting unit is zero or negative, goodwill of that reporting unit shall be tested for impairment on an annual or interim basis if an event occurs or circumstances exist that indicate that it is more likely than not that a goodwill impairment exists.  The modifications to ASC Topic 350 resulting from the issuance of ASU 2010-28 are effective for fiscal years beginning after December 15, 2010 and interim periods within those years. The adoption of this standard did not impact the consolidated financial statements.

In October 2009, the FASB issued ASU No. 2009-14, Certain Revenue Arrangements That Include Software Elements.  ASU No. 2009-14 amends guidance included within ASC Topic 985-605 to exclude tangible products containing software components and non-software components that function together to deliver the product’s essential functionality. Entities that sell joint hardware and software products that meet this scope exception will be required to follow the guidance of ASU No. 2009-13. ASU No. 2009-14 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this standard did not have a material impact on the consolidated financial statements.

In October 2009, the FASB issued ASU No. 2009-13, Multiple-Deliverable Revenue Arrangements.  ASU No. 2009-13 amends guidance included within ASC Topic 605-25 to require an entity to use an estimated selling price when vendor specific objective evidence or acceptable third party evidence does not exist for any products or services included in a multiple element arrangement. The arrangement consideration should be allocated among the products and services based upon their relative selling prices, thus eliminating the use of the residual method of allocation. ASU No. 2009-13 also requires expanded qualitative and quantitative disclosures regarding significant judgments made and changes in applying this guidance. ASU No. 2009-13 is effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this standard did not have a material impact on the consolidated financial statements.